Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Apr. 08, 2016	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	Zonzia Media, Inc.
Entity Central Index Key	0000356870
Document Type	S-1/A
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Accelerated Filer
Entity Public Float			$ 34,146,146
Entity Common Stock, Shares Outstanding		249,169,122
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015